Investments	9 Months Ended
Sep. 30, 2018
Debt Securities, Trading, Gain (Loss) [Abstract]
Investments
4.	INVESTMENTS

Short-term Investments

As of September 30, 2018, the Company’s short-term investments comprised of only debt securities. All of the short-term held-to-maturity investments were deposits in commercial banks with maturities of less than one year and the Company has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale investments include wealth management products issued by commercial banks and other financial institutions.

During the three-month periods ended September 30, 2017 and 2018, the Company recorded interest income from its short-term investments of RMB823 million and RMB1.1 billion (US$160 million), respectively in earnings.

During the nine-month periods ended September 30, 2017 and 2018, the Company recorded interest income from its short-term investments of RMB2.1 billion and RMB2.7 billion (US$391 million), respectively in earnings.

Long-term Investments

Equity investments at fair value with readily determinable fair value

Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies for which the Company does not have significant influence. The equity investments were accounted for as available-for-sale equity investments prior the adoption of ASC 321. Starting in January 1, 2018 after adopting ASC 321, these investments were classified as equity investments at fair value with readily determinable fair value and reported at fair value. Changes in fair value were recognized in earnings, instead of accumulated other comprehensive income.

Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. As of December 31, 2017, the carrying amount of the Company’s cost method investments was RMB21.8 billion. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of September 30, 2018, the carrying amount of the Company’s equity investments without readily determinable fair value was RMB27.6 billion (US$4.0 billion), net of RMB1.2 billion (US$175 million) in accumulated impairment. As of September 30, 2018, RMB4.2 billion (US$609 million) of equity investments were measured at fair value using the measurement alternative based on observable price changes in orderly transactions for an identical or similar investment of the same issuer. RMB981 million (US$143 million ) and RMB4.2 billion (US$609 million) in unrealized gains and losses were recognized in earnings during the three-month and nine-month periods ended September 30, 2018, respectively.

For the three-month and nine-month periods ended September 30, 2018, RMB 298 million (US$43 million) and RMB348 million (US$51 million), respectively, of impairment charges were recognized on equity investments without readily determinable fair value.

Unrealized gains and losses of equity securities without readily determinable fair values for the three-month and nine-month periods ended September 30, 2018 were as follows:

	For the three months ended September 30, 2018		For the nine months ended September 30, 2018
	RMB	US$	RMB	US$
	(In millions)
Gross unrealized gains (upward adjustments)	1,059	154	6,463	941
Gross unrealized losses (downward adjustments excluding impairment)	(78)	(11)	(2,280)	(332)

Realized and unrealized gains and losses for equity securities without readily determinable fair values recognized for the three-month and nine-month periods ended September 30, 2018 were as follows:

	For the three months ended September 30, 2018		For the nine months ended September 30, 2018
	RMB	US$	RMB	US$
	(In millions)
Net realized gains and losses on equity securities sold	—	—	124	18
Net unrealized gains and losses on equity securities held	981	143	4,183	609

Total net gains recognized in other income	981	143	4,307	627

Equity method investments

The carrying amounts of the Company’s equity method investments were RMB31.4 billion and RMB44.7 billion (US$6.5 billion) as of December 31, 2017 and September 30, 2018, respectively. There was no impairment recognized for equity method investments during the three-month periods ended September 30, 2017 and 2018. For the nine-month periods ended September 2017 and 2018, impairment charges recognized for equity method investments, were nil and RMB48 million (US$7 million), respectively.

Disposal of financial services business

On April 29, 2018, the Company entered into definitive agreements with certain third-party investors relating to the disposal of its wholly-owned financial services business, which is conducted through various legal entities of the Group. The Company conducted a series of legal restructuring and recapitalization of entities conducting the financial services business (“Du Xiaoman”), which were accounted for as transactions under common control. Du Xiaoman provides consumer credit, wealth management and other financial services.

In August 2018, Du Xiaoman issued preferred shares to third-party investors, which resulted in the Company becoming a minority shareholder of the financial services business. Accordingly, Du Xiaoman was deconsolidated from the Group and a disposal gain of RMB6.0 billion (US$874 million) was recognized in “Other income, net.”

The disposal of the financial services business did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20, Presentation of Financial Statements—Discontinued Operations, as it did not represent a strategic shift that has a major effect on the Group’s operations and financial results.

The Company’s retained an equity interest of 41% on a fully diluted basis, and accounted for Du Xiaoman as an equity method investment in accordance with ASC 323, as it retained significant influence over the divestiture. The Company adopted a one-quarter lag in reporting on its share of income (loss) from Du Xiaoman.

Disposal of Global DU business

In July 2018, the Company completed the disposal of its global ad and tools business (“Global DU business”) which was operated in various subsidiaries and VIEs of the Group to third-party companies, and recognized a total disposal gain of RMB893 million (US$130 million) in “Other income, net.” The Company’s retained interest in the divestiture as accounted for as equity method investment.

The fair values of the Company’s retained interest in Du Xiaoman and Global DU business were estimated by using the income approach or market approach. Inputs used in these methodologies primarily included future cash flows, discount rate, and the selection of comparable companies operating in similar businesses. Transactions with these equity investees are aggregately disclosed in Note 6.

Investment accounted for at fair value

Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC subtopic 946-320 Financial Services — Investment Companies, Investments — Debt and Equity Securities. These investments are carried at fair value with realized or unrealized gains and losses recorded in “Other income, net” in the consolidated statements of comprehensive income.

The methodology used in the determination of fair values for held-to-maturity debt investments, available-for-sale debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value were disclosed in Note 6.

Investments classification as of December 31, 2017 and September 30, 2018 were shown as below:

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments:
Held-to-maturity debt investments	48,666	47	(18)	—	—	48,695
Available-for-sale debt investments	40,139			581	(5)	40,715
Other invested securities:	18,289	—	—	169	(108)	18,350
Long-term investments:
Available-for-sale equity investments	2,077	—	—	742	(46)	2,773
Investments accounted for at fair value	307	—	—	14	—	321

	As of September 30, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized loss	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments:
Held-to-maturity debt investments	31,939	166	—	—	—	32,105	4,675
Available-for-sale debt investments	55,520	—	—	1,313	(56)	56,777	8,267
Long-term investments:
Equity investments at fair value with readily determinable fair value	4,808	—	—	1,022	(827)	5,003	728
Available-for-sale debt investments	2,000	—	—	23	—	2,023	294
Investments accounted for at fair value	977	—	—	302	—	1,279	186